Average Annual Total Returns			12 Months Ended	18 Months Ended	44 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Dec. 22, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab High Yield Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.94%	10.74%
Performance Inception Date		Jul. 11, 2023
Schwab High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.87%	7.57%
Schwab High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	6.83%
Schwab International Dividend Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			(1.75%)		1.75%
Performance Inception Date		Apr. 29, 2021
Schwab International Dividend Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.50%)		1.07%
Schwab International Dividend Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.01%		1.54%
Schwab International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			3.46%			4.97%		5.35%
Schwab International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.78%			4.36%		4.78%
Schwab International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.70%			3.93%		4.28%
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			1.90%			2.52%		4.41%
Schwab International Small-Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.04%			1.95%		3.78%
Schwab International Small-Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.76%			1.99%		3.45%
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.59%			2.62%		4.03%
Schwab Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.77%			1.84%		3.33%
Schwab Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.37%			1.91%		3.08%
Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Average Annual Return, Percent			23.88%			13.83%		12.51%
Schwab U.S. Broad Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.48%			13.40%		12.02%
Schwab U.S. Broad Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.37%			11.00%		10.28%
Schwab 1000 Index ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.47%			14.06%	13.76%
Performance Inception Date		Oct. 11, 2017
Schwab 1000 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.09%			13.64%	13.32%
Schwab 1000 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.72%			11.19%	11.17%
Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.90%			14.36%		12.94%
Schwab U.S. Large-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.51%			13.93%		12.46%
Schwab U.S. Large-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.97%			11.45%		10.67%
Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			34.92%			19.73%		16.66%
Schwab U.S. Large-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.78%			19.58%		16.43%
Schwab U.S. Large-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.76%			16.09%		14.13%
Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.02%			8.12%		8.77%
Schwab U.S. Large-Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.39%			7.44%		8.06%
Schwab U.S. Large-Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.70%			6.26%		6.97%
Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.01%			8.30%		9.03%
Schwab U.S. Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.58%			7.85%		8.57%
Schwab U.S. Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.33%			6.43%		7.24%
Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.05%			7.95%		8.02%
Schwab U.S. Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.58%			7.53%		7.58%
Schwab U.S. Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.75%			6.16%		6.37%
Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.60%			11.03%		11.03%
Schwab U.S. Dividend Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.64%			10.10%		10.17%
Schwab U.S. Dividend Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.53%			8.63%		8.91%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	3.80%
ICE BofA US Cash Pay High Yield Constrained Index
Prospectus [Line Items]
Average Annual Return, Percent			8.04%	11.07%
MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent			3.82% [1]		2.26% [1]	4.73% [2]		5.20% [2]
Dow Jones International Dividend 100 Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)		1.81%
FTSE Developed ex US Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.29%			4.82%		5.23%
FTSE Developed Small Cap ex US Liquid Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.81%			2.39%		4.27%
MSCI Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.50%			1.70%		3.64%
FTSE Emerging Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		12.35%			3.01%		4.30%
Dow Jones U.S. Broad Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			23.91%			13.85%		12.52%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent			24.51%			14.28%	13.93%
Schwab 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent			24.51%			14.10%	13.80%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			14.53%		13.10%
Dow Jones U.S. Large-Cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			24.95%			14.38%		12.97%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			34.98%			19.77%		16.70%
Dow Jones U.S. Large-Cap Value Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			14.07%			8.16%		8.82%
Dow Jones U.S. Mid-Cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			12.04%			8.31%		9.05%
Dow Jones U.S. Small-Cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			11.01%			7.90%		7.98%
Dow Jones U.S. Dividend 100 Index
Prospectus [Line Items]
Average Annual Return, Percent			11.68%			11.12%		11.13%

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.